Related Party Transactions (Details) - Schedule of Balances Due from Related Parties - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions (Details) - Schedule of Balances Due from Related Parties [Line Items]
Due from related parties		$ 1,934,855
Shenzhen Yi Jia [Member]
Related Party Transactions (Details) - Schedule of Balances Due from Related Parties [Line Items]
Due from related parties		1,872,035
Tuanfang Liu [Member]
Related Party Transactions (Details) - Schedule of Balances Due from Related Parties [Line Items]
Due from related parties		$ 62,820